Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring Basis	Sep. 30, 2021 USD ($)
Assets:
Assets, fair value	$ 276,083,453
U.S. Money Market held in Trust Account
Assets:
Assets, fair value	231
U.S. Treasury Securities
Assets:
Assets, fair value	276,083,222
Quoted Prices in Active Markets (Level 1)
Assets:
Assets, fair value	276,083,453
Quoted Prices in Active Markets (Level 1) | U.S. Money Market held in Trust Account
Assets:
Assets, fair value	231
Quoted Prices in Active Markets (Level 1) | U.S. Treasury Securities
Assets:
Assets, fair value	$ 276,083,222